LONG-TERM INVESTMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS AND OTHER ASSETS [Abstract]
LONG-TERM INVESTMENTS AND OTHER ASSETS

11.  LONG-TERM INVESTMENTS AND OTHER ASSETS

As at	December 31, 2018	December 31, 2017
Investments in publicly-traded entities	$8.4	$95.0
Loan to affiliate (note 30)	45.0	75.0
Deferred lease receivable	24.4	29.0
Debt issuance costs associated with credit facilities	7.9	20.3
Refundable deposits	16.2	14.9
Prepayment on long-term service agreements	82.5	68.1
Subscription receipts issuance costs	—	1.7
Contract asset (note 23)	11.5	—
Rabbi trust (note 28)	61.7	—
Other	25.5	8.6
	$283.1	$312.6

In 2018, as part of the agreement for the sale of non-core midstream and power assets in Canada, AltaGas sold 43.7 million shares of Tidewater Midstream and Infrastructure Inc. for gross proceeds of $63.4 million. For the year ended December 31, 2018, a realized loss of $2.0 million was recognized in the Consolidated Statements of Income under the line item “other income” in relation to the sale of these shares.